Indebtedness - Summary of Interest and Future Maturities (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member]	Dec. 31, 2020 USD ($)
2021	$ 5,730,974
2022	824,085
2023	1,154,513
2024	289,929
2025	308,651
Thereafter	7,355,255
Total obligations	15,663,406
Discontinued Operations [Member]
2021	1,623,375
2022	656,800
2023	674,008
2024	95,600
2025	99,638
Thereafter	3,306,156
Total obligations	6,455,576
Continuing Operations [Member]
2021	4,107,599
2022	167,286
2023	480,505
2024	194,329
2025	209,013
Thereafter	4,049,099
Total obligations	$ 9,207,830